UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

          Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005



ITEM 1.  REPORTS TO STOCKHOLDERS.




NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.









8 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in



9 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------


the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------

                          BEGINNING        ENDING         EXPENSES
                          ACCOUNT          ACCOUNT        PAID DURING
                          VALUE            VALUE          6 MONTHS ENDED
                          (8/1/04)         (1/31/05)      JANUARY 31, 2005 1,2
--------------------------------------------------------------------------------
Class A Actual            $1,000.00        $1,006.40      $3.28
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00         1,021.87       3.31

                          BEGINNING        ENDING         EXPENSES
                          ACCOUNT          ACCOUNT        PAID DURING
                          VALUE            VALUE          THE PERIOD ENDED
                          (8/27/04)        (1/31/05)      JANUARY 31, 2005 2,3
--------------------------------------------------------------------------------
Class Y Actual            $1,000.00        $1,003.40      $2.11
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00         1,019.35       2.12

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses for Class A are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

3. Actual expenses for Class Y are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 157/366 [to reflect the period from August 27, 2004 (inception of offering) to January 31, 2005].

Those annualized expense ratios based on the 6-month period ended January 31, 2005 for Class A shares and for the period from August 27, 2004 (inception of offering) to January 31, 2005 for Class Y are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.65%
------------------------
Class Y        0.49

--------------------------------------------------------------------------------




10 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                            PRINCIPAL                       VALUE
                               AMOUNT                  SEE NOTE 1
-------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT--20.0%
-------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--5.4%
 Citibank NA:
 2.305%, 2/23/05        $   5,000,000              $    5,000,000
 2.645%, 4/25/05           20,000,000                  20,000,000
-------------------------------------------------------------------
 HSBC Bank USA,
 2.44%, 3/11/05            10,000,000                  10,000,000
-------------------------------------------------------------------
 Washington Mutual
 Bank FA:
 2.29%, 2/11/05             5,000,000                   5,000,000
 2.33%, 2/3/05              8,000,000                   8,000,000
-------------------------------------------------------------------
 Wells Fargo Bank
 NA, 2.27%, 2/1/05         50,000,000                  50,000,000
                                                   ----------------
                                                       98,000,000

-------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--14.6%
 BNP Paribas, New
 York, 2.435%,
 6/22/05 1                 10,000,000                   9,998,250
-------------------------------------------------------------------
 Canadian Imperial
 Bank of Commerce
 NY:
 2.489%, 6/28/05 1         20,000,000                  19,997,568
 2.51%, 3/30/05            17,400,000                  17,400,000
-------------------------------------------------------------------
 HBOS Treasury
 Services, New York:
 2.44%, 3/10/05            10,000,000                  10,000,000
 2.555%, 4/11/05            8,500,000                   8,500,000
 2.575%, 4/13/05           26,000,000                  26,000,000
-------------------------------------------------------------------
 Nordea Bank Finland
 plc, New York Branch,
 2.503%, 6/29/05 1         12,000,000                  11,998,286
-------------------------------------------------------------------
 Societe Generale,
 New York:
 2.31%, 2/2/05             20,000,000                  20,000,000
 2.38%, 6/14/05 1          33,000,000                  32,996,367
-------------------------------------------------------------------
 Svenska Handelsbanken
 NY, 2.39%, 2/25/05        15,000,000                  15,000,000
-------------------------------------------------------------------
 Toronto Dominion
 Bank, New York:
 2.34%, 2/10/05            22,000,000                  22,000,000
 2.51%, 4/4/05              8,900,000                   8,899,679
 2.645%, 4/15/05           20,000,000                  20,000,000



                            PRINCIPAL                       VALUE
                               AMOUNT                  SEE NOTE 1
-------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT Continued
 UBS AG Stamford CT:
 2.31%, 2/7/05          $  38,400,000              $   38,400,000
 2.415%, 3/2/05             7,900,000                   7,900,000
                                                   ----------------
                                                      269,090,150
                                                   ----------------
 Total Certificates of Deposit
 (Cost $367,090,150)                                  367,090,150

-------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS--21.2%
-------------------------------------------------------------------
 AB SPINTAB:
 2.36%, 2/11/05            25,000,000                  24,983,611
 2.385%, 2/23/05           15,000,000                  14,978,138
 2.57%, 4/12/05            10,000,000                   9,950,028
-------------------------------------------------------------------
 Barclays US
 Funding Corp.:
 2.30%, 2/7/05             20,000,000                  19,992,333
 2.34%, 2/28/05            35,000,000                  34,938,575
-------------------------------------------------------------------
 Danske Corp., Series A,
 2.54%, 4/5/05             25,000,000                  24,888,875
-------------------------------------------------------------------
 DnB NOR Bank ASA,
 2.55%, 4/13/05            20,000,000                  19,899,417
-------------------------------------------------------------------
 Governor & Co. of
 the Bank of Ireland:
 2.08%, 3/29/05 2          15,000,000                  14,951,467
 2.53%, 4/7/05 2           20,000,000                  19,908,639
-------------------------------------------------------------------
 HBOS Treasury
 Services:
 2.33%, 2/28/05             8,000,000                   7,986,020
 2.66%, 4/28/05            12,000,000                  11,923,747
-------------------------------------------------------------------
 Nationwide Building
 Society, 1.91%,
 2/25/05                   25,000,000                  24,968,167
-------------------------------------------------------------------
 Rabobank USA
 Financial Corp.,
 2.29%, 2/3/05             27,760,000                  27,756,468
-------------------------------------------------------------------
 Skandinaviska
 Enskilda Banken AB:
 2.45%, 3/23/05 2          10,000,000                   9,965,972
 2.54%, 4/8/05 2           35,000,000                  34,837,017
 2.58%, 4/14/05 2           9,000,000                   8,953,560
-------------------------------------------------------------------
 St. George Bank Ltd.,
 2.15%, 4/4/05 2           20,000,000                  19,925,944
-------------------------------------------------------------------
 Svenska
 Handelsbanken, Inc.,
 Series S, 2.08%,
 3/29/05                   20,000,000                  19,935,289


11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                            PRINCIPAL                       VALUE
                               AMOUNT                  SEE NOTE 1
-------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS Continued
-------------------------------------------------------------------
 Washington Mutual
 Bank FA, 2.55%,
 3/22/05                $  39,500,000              $   39,500,000
                                                   ----------------
 Total Direct Bank Obligations
 (Cost $390,243,267)                                  390,243,267

-------------------------------------------------------------------
 LETTERS OF CREDIT--0.8%
-------------------------------------------------------------------
 Chase Manhattan Bank,
 guaranteeing commercial
 paper of NATC California
 LLC, 2.61%, 4/19/05
 (Cost $14,916,263)        15,000,000                  14,916,263

-------------------------------------------------------------------
 SHORT-TERM NOTES--56.1%
-------------------------------------------------------------------
 ASSET-BACKED--23.1%
 Cable Beach LP,
 2.592%, 4/11/05 2         17,000,000                  16,915,544
-------------------------------------------------------------------
 Chesham Finance LLC:
 2.35%, 2/2/05 2           10,000,000                   9,999,347
 2.62%, 4/20/05 2          30,000,000                  29,829,700
-------------------------------------------------------------------
 Crown Point
 Capital Co.:
 2.09%, 3/8/05 2           15,000,000                  14,969,521
 2.59%, 4/14/05 2          20,000,000                  19,896,400
-------------------------------------------------------------------
 Eiffel Funding LLC:
 2.34%, 2/16/05 2           5,000,000                   4,995,125
 2.36%, 2/10/05 2           8,000,000                   7,995,280
-------------------------------------------------------------------
 Fairway Finance Corp.,
 2.38%, 2/16/05 2          12,700,000                  12,687,406
-------------------------------------------------------------------
 Gotham Funding
 Corp.:
 2.35%, 2/3/05 2              975,000                     974,874
 2.46%, 2/16/05 2           8,900,000                   8,890,878
 2.55%, 2/7/05 2           37,000,000                  36,984,275
-------------------------------------------------------------------
 Legacy Capital LLC,
 2.02%, 3/4/05 2           33,219,000                  33,161,147
-------------------------------------------------------------------
 Lexington Parker
 Capital Co. LLC,
 2.57%, 4/11/05 2          10,560,000                  10,507,983
-------------------------------------------------------------------
 Neptune Funding
 Corp.:
 2.52%, 3/17/05 2           8,297,000                   8,271,445
 2.53%, 3/7/05 2           15,000,000                  14,971,100
 2.67%, 4/18/05 2          29,500,000                  29,334,225


                            PRINCIPAL                       VALUE
                               AMOUNT                  SEE NOTE 1
-------------------------------------------------------------------
 ASSET-BACKED Continued
 New Center Asset
 Trust, 2.64%, 4/15/05  $  10,000,000             $     9,946,467
-------------------------------------------------------------------
 Perry Global Funding
 LLC, Series A:
 2.32%, 2/4/05 2           10,699,000                  10,696,932
 2.38%, 2/15/05 2          18,000,000                  17,983,340
-------------------------------------------------------------------
 Solitaire Funding LLC:
 2.57%, 3/23/05 2          39,000,000                  38,860,792
 2.61%, 4/18/05 2          12,000,000                  11,933,880
-------------------------------------------------------------------
 Thornburg Mortgage
 Capital Resources,
 2.56%, 3/29/05 2          40,000,000                  39,866,478
-------------------------------------------------------------------
 Victory Receivables
 Corp., 2.53%,
 2/24/05 2                 24,600,000                  24,560,237
-------------------------------------------------------------------
 Yorktown Capital
 LLC, 2.58%, 4/14/05 2     10,100,000                  10,047,884
                                                   ----------------
                                                      424,280,260

-------------------------------------------------------------------
 CAPITAL MARKETS--10.9%
 Banc of America
 Securities LLC,
 2.56%, 2/1/05 1           50,000,000                  50,000,000
-------------------------------------------------------------------
 Bear Stearns Cos., Inc.:
 2.57%, 4/15/05            25,000,000                  24,869,715
 3.21%, 7/15/05 1          14,815,000                  14,853,539
-------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc., Series B, 2.573%,
 5/13/05 1                 14,000,000                  14,005,818
-------------------------------------------------------------------
 Citigroup Global
 Markets Holdings,
 Inc., 2.31%, 2/8/05       25,000,000                  24,988,868
-------------------------------------------------------------------
 First Clearing LLC,
 2.65%, 6/6/05 1           24,750,000                  24,750,000
-------------------------------------------------------------------
 Goldman Sachs
 Group, Inc.,
 2.23%, 4/6/05             13,000,000                  13,000,000
-------------------------------------------------------------------
 Lehman Brothers,
 Inc., 2.50%, 12/15/05 1   35,000,000                  35,000,000
                                                   ----------------
                                                      201,467,940




12 | OPPENHEIMER MONEY MARKET FUND, INC.

                            PRINCIPAL                       VALUE
                               AMOUNT                  SEE NOTE 1
-------------------------------------------------------------------
 COMMERCIAL BANKS--1.6%
 Bank of America
 Corp., 2.32%, 2/4/05   $  30,000,000              $   29,994,200
-------------------------------------------------------------------
 COMMERCIAL FINANCE--0.5%
 American Express
 Credit Corp., Series B,
 2.599%, 2/28/05 1          4,000,000                   4,002,516
-------------------------------------------------------------------
 Countrywide Home
 Loans, 2.50%, 2/22/05      4,800,000                   4,793,000
                                                   ----------------
                                                        8,795,516

-------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.5%
 Rex Lumber LLC,
 Series 2002,
 2.60%, 2/3/05 1,3          9,500,000                   9,500,000
-------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--2.0%
 HSBC Finance Corp.,
 2.54%, 3/21/05            36,000,000                  35,878,080
-------------------------------------------------------------------
 ELECTRIC UTILITIES--0.5%
 AL Incentives Finance
 Authority Special
 Obligation Bonds,
 Series 1999-C,
 2.60%, 2/3/05 1            9,355,000                   9,355,000
-------------------------------------------------------------------
 INSURANCE--5.3%
 Jackson National
 Life Global Funding,
 Series 2004-6,
 2.48%, 2/15/05 1,4        17,500,000                  17,500,000
-------------------------------------------------------------------
 Jackson National
 Life Insurance Co.:
 2.39%, 3/1/05 1           30,000,000                  30,000,000
 2.40%, 2/1/05 1            2,000,000                   2,000,000
-------------------------------------------------------------------
 Metropolitan Life
 Global Funding I,
 Series 2003-5,
 2.52%, 2/15/05 1,5        18,000,000                  18,000,000
-------------------------------------------------------------------
 Security Life of
 Denver Insurance
 Co., 2.64%, 2/23/05 1,5   20,000,000                  20,000,000
-------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 2.52%, 12/29/05 1,5       10,000,000                  10,000,000
                                                   ----------------
                                                       97,500,000



                            PRINCIPAL                       VALUE
                               AMOUNT                  SEE NOTE 1
-------------------------------------------------------------------
 LEASING & FACTORING--0.3%
 American Honda
 Finance Corp.,
 2.69%, 4/11/05 1,4     $   6,000,000              $    6,000,803
-------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--11.4%
 Blue Spice LLC:
 2.43%, 3/3/05 2           10,000,000                   9,979,750
 2.51%, 4/1/05 2           20,750,000                  20,664,643
 2.63%, 4/22/05 2          15,000,000                  14,912,333
-------------------------------------------------------------------
 Cooperative Assn.
 of Tractor Dealers,
 Inc., Series A,
 2.12%, 3/23/05             1,000,000                     997,056
-------------------------------------------------------------------
 Cooperative Assn.
 of Tractor Dealers,
 Inc., Series B,
 2.12%, 3/23/05             4,000,000                   3,988,222
-------------------------------------------------------------------
 K2 (USA) LLC:
 2.07%, 3/22/05 2           5,000,000                   4,985,913
 2.45%, 2/22/05 1,4        10,000,000                   9,997,099
 2.538%, 6/30/05 1,4       18,500,000                  18,498,464
 2.54%, 3/29/05 2          15,000,000                  14,940,733
-------------------------------------------------------------------
 LINKS Finance LLC:
 2.528%, 10/31/05 1,4      25,000,000                  24,994,441
 2.60%, 4/7/05 2           14,000,000                  13,934,278
-------------------------------------------------------------------
 Parkland (USA) LLC,
 2.46%, 2/18/05 1,4         5,000,000                   4,999,519
-------------------------------------------------------------------
 RACERS Trust,
 Series 2004-6-MM,
 2.52%, 2/22/05 1,4        15,000,000                  15,000,000
-------------------------------------------------------------------
 Sigma Finance, Inc.:
 2.43%, 12/15/05 1,4       22,100,000                  22,094,455
 2.43%, 12/16/05 1,4       10,000,000                   9,997,379
 2.55%, 4/11/05 2          10,000,000                   9,951,125
 2.58%, 4/15/05 2           3,637,000                   3,617,972
-------------------------------------------------------------------
 Ticonderoga Funding
 LLC, 2.41%, 2/22/05 4      7,000,000                   6,990,159
                                                   ----------------
                                                      210,543,541
                                                   ----------------
 Total Short-Term Notes
 (Cost $1,033,315,340)                              1,033,315,340


13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                            PRINCIPAL                       VALUE
                               AMOUNT                  SEE NOTE 1
-------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.3%
-------------------------------------------------------------------
 Federal Home Loan
 Bank, 1.50%, 3/1/05    $  10,000,000              $   10,000,000
-------------------------------------------------------------------
 Federal National
 Mortgage Assn.:
 1.375%, 2/18/05           13,000,000                  13,000,000
 1.55%, 5/4/05             10,000,000                  10,000,000
 1.60%, 5/13/05            10,000,000                  10,000,000
                                                   ----------------
 Total U.S. Government Agencies
 (Cost $43,000,000)                                    43,000,000

-------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $1,848,565,020)          100.4%              1,848,565,020
-------------------------------------------------------------------

 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                    (0.4)                 (7,945,271)
                                -----------------------------------
 NET ASSETS                     100.0%             $1,840,619,749
                                ===================================





FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $615,863,139, or 33.46% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See Note 1 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $136,072,319 or 7.39% of the Fund's net assets as of January 31, 2005.

5. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $48,000,000, which represents 2.61% of the Fund's net assets. See
Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 January 31, 2005
------------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $1,848,565,020)--see accompanying statement of investments     $1,848,565,020
------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $500,000 sold on a when-issued basis or forward commitment)        25,500,000
 Shares of capital stock sold                                                                   17,744,272
 Interest                                                                                        1,371,108
 Other                                                                                             109,590
                                                                                            ----------------
 Total assets                                                                                1,893,289,990

------------------------------------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------------------------------------
 Bank overdraft                                                                                 18,074,616
------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of capital stock redeemed                                                               28,878,052
 Investments purchased                                                                           4,003,671
 Dividends                                                                                         693,285
 Directors' compensation                                                                           402,472
 Transfer and shareholder servicing agent fees                                                     285,233
 Shareholder communications                                                                        240,177
 Other                                                                                              92,735
                                                                                            ----------------
 Total liabilities                                                                              52,670,241

------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                 $1,840,619,749
                                                                                            ================

------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
 Par value of shares of capital stock                                                       $  184,052,513
------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  1,656,537,619
------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments                                                       29,617
                                                                                            ----------------
 NET ASSETS                                                                                 $1,840,619,749
                                                                                            ================


------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,817,367,932 and 1,817,273,607 shares of capital stock outstanding)                               $1.00
------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $23,251,521 and 23,251,521 shares of capital stock outstanding)                           $1.00



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended January 31, 2005
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                              $18,099,465

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         3,921,362
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 1,782,443
 Class Y                                                                     4,954
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                   282,236
 Class Y                                                                         3
-----------------------------------------------------------------------------------
 Directors' compensation                                                    32,418
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                16,145
-----------------------------------------------------------------------------------
 Other                                                                     143,336
                                                                       ------------
 Total expenses                                                          6,182,897
 Less reduction to custodian expenses                                       (9,354)
                                                                       ------------
 Net expenses                                                            6,173,543

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  11,925,922

-----------------------------------------------------------------------------------
 NET REALIZED GAIN ON INVESTMENTS                                           29,617

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $11,955,539
                                                                       ============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS             YEAR
                                                               ENDED            ENDED
                                                    JANUARY 31, 2005         JULY 31,
                                                         (UNAUDITED)             2004
---------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------
 Net investment income                                $   11,925,922   $    7,787,211
---------------------------------------------------------------------------------------
 Net realized gain                                            29,617            2,788
                                                      ---------------------------------
 Net increase in net assets resulting from operations     11,955,539        7,789,999


---------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (11,798,817)      (7,787,211)
 Class Y                                                    (127,105)              --
---------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                      (2,788)              --

---------------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 capital stock transactions:
 Class A                                                  20,292,416     (158,321,330)
 Class Y                                                  23,251,521               --

---------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------
 Total increase (decrease)                                43,570,766     (158,318,542)
---------------------------------------------------------------------------------------
 Beginning of period                                   1,797,048,983    1,955,367,525
                                                      ---------------------------------
 End of period                                        $1,840,619,749   $1,797,048,983
                                                      =================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





17 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                YEAR
                                                 ENDED                                                               ENDED
                                      JANUARY 31, 2005                                                            JULY 31,
 CLASS A                                   (UNAUDITED)         2004         2003         2002          2001           2000
----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $1.00        $1.00        $1.00        $1.00         $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain           .01 1         -- 2        .01          .02           .05            .05
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income             (.01)          -- 2       (.01)        (.02)         (.05)          (.05)
 Distributions from net realized gain               -- 2         --           -- 2         -- 2          --             --
                                                 ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.01)          -- 2       (.01)        (.02)         (.05)          (.05)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $1.00        $1.00        $1.00        $1.00         $1.00          $1.00
                                                 ===========================================================================

----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 3                                   0.64%        0.43%        0.84%        1.88%         5.32%          5.38%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $1,817,368   $1,797,049   $1,955,368   $2,093,484    $2,128,047     $1,811,609
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,862,526   $1,808,266   $2,014,466   $2,005,530    $1,968,128     $1,711,540
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                            1.26%        0.43%        0.83%        1.88%         5.14%          5.27%
 Total expenses                                   0.65%        0.73%        0.72%        0.79%         0.68%          0.78%
 Expenses after payments and waivers
 and reduction to custodian expenses               N/A 5       0.72%         N/A 5       0.63%          N/A 5          N/A 5



1. Per share amounts calculated based on the average shares outstanding during the period.
2. Less than $0.005 per share.
3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                                                    PERIOD
                                                                                     ENDED
                                                                        JANUARY 31, 2005 1
 CLASS Y                                                                       (UNAUDITED)
--------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                              $  1.00
--------------------------------------------------------------------------------------------
 Income from investment operations--net investment income and net realized gain        .01 2
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                 (.01)
 Distributions from net realized gain                                                   --
                                                                                   ---------
 Total dividends and/or distributions to shareholders                                 (.01)
--------------------------------------------------------------------------------------------
 Net asset value, end of period                                                    $  1.00
                                                                                   =========

--------------------------------------------------------------------------------------------
 TOTAL RETURN 3                                                                       0.63%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                          $23,252
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                 $19,667
--------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                                                1.28%
 Total expenses                                                                       0.49%
 Expenses after payments and waivers and reduction to custodian expenses               N/A 5



1. For the period from August 27, 2004 (inception of offering) to January 31, 2005.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



19 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a contingent deferred sales charge
 (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had sold $500,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



20 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of January 31, 2005, it is estimated that the Fund did not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended January 31, 2005, the Fund's projected benefit obligations were increased by $8,307 and payments of $26,279 were made to retired directors, resulting in an accumulated liability of $364,518 as of January 31, 2005.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated



21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF CAPITAL STOCK
 The Fund has authorized six billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                      SIX MONTHS ENDED JANUARY 31, 2005 1          YEAR ENDED JULY 31, 2004
                                  SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------
 CLASS A
 Sold                      1,469,616,354  $ 1,469,616,354    2,854,348,310  $ 2,854,348,310
 Dividends and/or
 distributions reinvested     10,928,146       10,928,146        7,233,743        7,233,743
 Redeemed                 (1,460,252,084)  (1,460,252,084)  (3,019,903,383)  (3,019,903,383)
                          -------------------------------------------------------------------
 Net increase (decrease)      20,292,416  $    20,292,416     (158,321,330) $  (158,321,330)
                          ===================================================================

---------------------------------------------------------------------------------------------
 CLASS Y
 Sold                         27,457,782  $    27,457,782               --  $            --
 Dividends and/or
 distributions reinvested        118,885          118,885               --               --
 Redeemed                     (4,325,146)      (4,325,146)              --               --
                          -------------------------------------------------------------------
 Net increase                 23,251,521  $    23,251,521               --  $            --
                          ===================================================================

 1. For the six months ended January 31, 2005 for Class A shares and for the period from August 27, 2004 (inception of offering) to January 31, 2005 for Class Y shares.


--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.


22 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $1,843,769 to OFS for services to the Fund.

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


--------------------------------------------------------------------------------
 4. ILLIQUID SECURITIES
 As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


--------------------------------------------------------------------------------
 5. LITIGATION
 A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.
    The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.



23 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

================================================================================
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


24 | OPPENHEIMER MONEY MARKET FUND, INC.

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Directors of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent directors, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005